Commitments and Contingencies (Details Narrative) (10K)									3 Months Ended		12 Months Ended
	Jun. 22, 2016 shares	May 15, 2016 shares	Sep. 10, 2015 shares	Oct. 22, 2014 shares	Sep. 03, 2014 USD ($) shares	Sep. 03, 2014 CAD shares	Apr. 23, 2014 CAD	Dec. 02, 2013	Jun. 30, 2016 CAD shares	Jun. 30, 2015 CAD	Mar. 31, 2016 CAD shares	Mar. 31, 2015 CAD	Jun. 30, 2016 $ / shares	Jun. 30, 2016 CAD	Mar. 31, 2016 USD ($) $ / shares	Mar. 31, 2016 CAD CAD / shares
Operatinf lease term								5 years
Operating lease expiry date								Nov. 30, 2018
Payment for rent									CAD 1,362		CAD 1,362
Property taxes operating expenses									810		810
Rental expenses									CAD 6,516	CAD 6,498	CAD 26,015	CAD 25,732
Number of shares issued as common shares | shares	15,264	13,874							93,000		93,000
Payment for commitments							CAD 427,000		CAD 427,000		CAD 427,000
Contingent payments									CAD 600,000		CAD 600,000
Consideration payable of consulting fees														CAD 9,688		CAD 9,688
Number of restricted common shares | shares				11,256
Number of common stock shares issued during the period | shares			50,000
USD [Member]
Consideration payable of consulting fees														CAD 7,500	$ 7,500
Number of restricted common shares | shares				10,050
Warrants [Member]
Number of shares issued as common shares | shares									625,000		625,000
Number of warrants exercisable per share | CAD / shares																CAD 0.052
Number of warrants granted vested, shares | shares					300,000	300,000
Unvested portion vesting pro-rata raised in offering value						CAD 322,925
Vested offerng costs						CAD 1,937,550			CAD 5,741		CAD 247,479
Warrants [Member] | USD [Member]
Number of warrants exercisable per share | $ / shares													$ 0.04		$ 0.04
Unvested portion vesting pro-rata raised in offering value | $					$ 250,000
Vested offerng costs | $					$ 1,500,000